Accounts Receivable, net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	$ 105,149	$ 13,409	$ 1,169,775
Less: allowance for credit losses	(14,881)	(1,897)	(945,379)
Accounts receivable, net	$ 90,268	$ 11,512	$ 224,396